Fair Value Measurements - Summary of change in fair value of preferred stock warrant liability (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Fair value, Beginning Balance	$ 433	$ 442	$ 442	$ 422
Issuance of new warrants	271
Change in fair value	76	72	(9)	20
Fair value, Ending Balance	$ 780	$ 514	$ 433	$ 442